Shareholder Fees (, (Asia Pacific Total Return Bond Fund), Class A, USD $)	0 Months Ended
Jan. 03, 2014
| (Asia Pacific Total Return Bond Fund) | Class A
Shareholder Fees:
Maximum front-end sales charge (load) on purchases, as a % of purchase price	4.00%
Maximum deferred sales charge (load) as a % of purchase or sale price, whichever is less	1.00% [1]
Small account fee (for fund account balances under $1,000)	$ 20

[1]	(on certain purchases, including those of $1 million or more)